FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets	The following financial assets as of December 31, 2025 and 2024 represent the maximum credit exposure:

	Notes	2025	2024
Cash and cash equivalents	9	$27,323,468	$28,827,347
Receivables from the sale of investment properties	13	—	3,653,133
Lease and other receivables	10	6,662,186	5,261,242
Restricted cash equivalents	9	6,703,299	5,835,117
		$40,688,953	$43,576,839

Schedule of Maturity Analysis for Financial Liabilities	The following tables detail the remaining contractual maturities of financial liabilities at the end of the reporting period. The amounts are gross and undiscounted cash flows.

December 31, 2025	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$3,317,399	$620,083	$7,757,335	$—	$—	$11,694,817
Lease liability	15	—	27,300	120,325	5,089,400	30,448,443	35,685,468
Income tax payable	2l, 20	—	6,013,235	1,088,241	—	—	7,101,476
Retainage payable	2k	—	571,214	2,026,829	—	—	2,598,043
Security deposits		—	—	112,624	3,004,501	—	3,117,125
Long and short-term debt	2e, 16	—	2,307,488	7,962,773	63,388,813	223,110,712	296,769,786
Total		$3,317,399	$9,539,320	$19,068,127	$71,482,714	$253,559,155	$356,966,715

December 31, 2024	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$793,615	$279,983	$7,283,317	$—	$—	$8,356,915
Lease liability	15	—	94,314	395,627	4,545,290	31,772,840	36,808,071
Income tax payable	2l, 20	—	—	2,764,352	—	—	2,764,352
Retainage payable	2k	—	22,463	1,478,266	—	—	1,500,729
Security deposits		—	—	167,005	2,440,371	—	2,607,376
Long and short-term debt	16	—	2,715,758	9,921,063	42,202,101	212,377,770	267,216,692
Distributions payable to non-controlling interests	18	—	—	380,950	—	—	380,950
Total		$793,615	$3,112,518	$22,390,580	$49,187,762	$244,150,610	$319,635,085

Schedule of Foreign Currency Exchange
The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in USD)	As of December 31, 2025
Monetary assets and liabilities denominated in:	CRC	PEN	MXN	COP	Total
Cash and cash equivalents	$60,877	$522,422	$2,067,614	$—	$2,650,913
Lease and other receivables, net	40,592	240,811	560,410	—	841,813
Other current and non-current assets	2,830,573	5,458,125	13,863	—	8,302,561
Sub-total	2,932,042	6,221,358	2,641,887	—	11,795,287
Accounts payable and accrued expenses	463,774	2,443,572	237,677	—	3,145,023
Long-term debt	—	—	—	12,487,890	12,487,890
Sub-total	463,774	2,443,572	237,677	12,487,890	15,632,913
Net	$2,468,268	$3,777,786	$2,404,210	$(12,487,890)	$(3,837,626)

(in USD)	As of December 31, 2024
Monetary assets and liabilities denominated in:	CRC	PEN	Total
Cash and cash equivalents	$10,464	$611,247	$621,711
Lease and other receivables, net	53,496	165,779	219,275
Other current and non-current assets	3,205,160	2,810,212	6,015,372
Sub-total	3,269,120	3,587,238	6,856,358
Accounts payable and accrued expenses	349,181	1,042,279	1,391,460
Sub-total	349,181	1,042,279	1,391,460
Net	$2,919,939	$2,544,959	$5,464,898

Schedule of Sensitivity Analysis

For the year ended December 31, 2025	Strengthening	Weakening

Profit or Loss	$831,367	$(831,367)
Equity	$12,707,177	$(12,707,177)

For the year ended December 31, 2024	Strengthening	Weakening

Profit or loss	$546,490	$(546,490)
Equity	$9,382,422	$(9,382,422)

For the year ended December 31, 2023	Strengthening	Weakening

Profit or loss	$329,914	$(329,914)
Equity	$8,868,986	$(8,868,986)

Schedule of Sensitivity Analysis of Long-term Debt

	Long-term Debt with Variable Interest Rate as of December 31, 2025	1%	2%

Increase in interest rate	$217,508,167	$(2,175,082)	$(4,350,163)
Decrease in interest rate	$217,508,167	$2,175,082	$4,350,163

	Long-term Debt with Variable Interest Rate as of December 31, 2024	1%	2%

Increase in interest rate (1)	$97,016,631	$(970,166)	$(1,940,333)
Decrease in interest rate (1)	$97,016,631	$970,166	$1,940,333
(1)Excludes loans with Banco Nacional that have a fixed interest rate for the first two years of the loan term. These loans are within the fixed rate period as of December 31, 2024.

	Long-term Debt with Variable Interest Rate as of December 31, 2023	1%	2%

Increase in interest rate (1)	$93,785,108	$(937,851)	$(1,875,702)
Decrease in interest rate (1)	93,785,108	937,851	1,875,702
(1)Excludes loans with Banco Nacional that have a fixed interest rate for the first two years of the loan term. These loans are within the fixed rate period as of December 31, 2023.